Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands		Total	Retroactive application of Exchange Ratio	Previously Reported	Series B	Series B-1	Common Stock	Common Stock Retroactive application of Exchange Ratio	Common Stock Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Retroactive application of Exchange Ratio	Additional Paid-in Capital Previously Reported	Other Comprehensive Loss	Other Comprehensive Loss Retroactive application of Exchange Ratio	Other Comprehensive Loss Previously Reported	Accumulated Deficit	Accumulated Deficit Retroactive application of Exchange Ratio	Accumulated Deficit Previously Reported
Temporary equity, beginning balance (in shares) at Dec. 31, 2018		45,145,000	(5,178,000)	50,323,000
Temporary equity, beginning balance at Dec. 31, 2018		$ 83,449	$ 0	$ 83,449
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series Preferred stock for cash, net of issuance costs (in shares)					71,000	13,659,000
Issuance of Series Preferred stock for cash, net of issuance costs					$ 246	$ 56,542
Issuance of Series B-2 Preferred stock for conversion of convertible promissory notes and accrued interest (in shares)		2,413,000
Issuance of Series B-2 Preferred stock for conversion of convertible promissory notes and accrued interest		$ 10,068
Temporary equity, ending balance (in shares) at Dec. 31, 2019		61,288,000
Temporary equity, ending balance at Dec. 31, 2019		$ 150,305
Beginning balance (in shares) at Dec. 31, 2018							4,915,000	(564,000)	5,479,000
Beginning balance at Dec. 31, 2018		(44,252)	$ 0	$ (44,252)			$ 0	$ 0	$ 0	$ 1,715	$ 0	$ 1,715	$ 0	$ 0	$ 0	$ (45,967)	$ 0	$ (45,967)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options (in shares)							2,117,000
Exercises of common stock options		304								304
Common stock warrants issued		38								38
Foreign currency translation adjustment		0
Net loss		(50,226)														(50,226)
Stock-based compensation		3,667								3,667
Unrealized loss on available-for-sale securities		0
Ending balance (in shares) at Dec. 31, 2019							7,032,000
Ending balance at Dec. 31, 2019		$ (90,469)					$ 0			5,724			0			(96,193)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series Preferred stock for cash, net of issuance costs (in shares)						2,468,000
Issuance of Series Preferred stock for cash, net of issuance costs						$ 10,300
Temporary equity, ending balance (in shares) at Dec. 31, 2020		63,756,438
Temporary equity, ending balance at Dec. 31, 2020	[1]	$ 160,605
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options (in shares)							1,137,000
Exercises of common stock options		226								226
Common stock warrants issued		391								391
Foreign currency translation adjustment		9											9
Net loss		(65,994)														(65,994)
Stock-based compensation		1,560								1,560
Unrealized loss on available-for-sale securities		$ 0
Ending balance (in shares) at Dec. 31, 2020		8,168,780					8,169,000
Ending balance at Dec. 31, 2020		$ (154,277)					$ 0			7,901			9			(162,187)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeeemable convertible preferred stock to common shares (in shares)		(63,756,000)
Conversion of redeemable convertible preferred stock to common shares		$ (160,605)
Temporary equity, ending balance (in shares) at Dec. 31, 2021		0
Temporary equity, ending balance at Dec. 31, 2021	[1]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options (in shares)		6,246,083					6,310,000
Exercises of common stock options		$ 3,254					$ 8			3,246
Conversion of Convertible Notes (in shares)							6,925,000
Conversion of Convertible Notes		69,252								69,252
Conversion of Legacy Latch warrants (in shares)							233,000
Conversion of Legacy Latch warrants		2,143								2,143
Stock issued during period, conversion of convertible securities (in shares)							63,756,000
Conversion of redeemable convertible preferred stock to common shares		160,605					$ 1			160,604
Reverse recapitalization, net of transaction costs (in shares)	[2]						56,011,000
Reverse recapitalization, net of transaction costs	[2]	434,593					$ 14			434,579
Issuance of common stock upon settlement of restricted stock units (in shares)							382,000
Issuance of common stock upon settlement of restricted stock units		4					$ 4
Tax withholdings on settlement of equity awards (in shares)							(193,000)
Tax withholdings on settlement of equity awards		(1,798)					$ (2)			(1,796)
Foreign currency translation adjustment		(8)											(8)
Net loss		(166,319)														(166,319)
Stock-based compensation		30,784								30,784
Unrealized loss on available-for-sale securities		$ (677)											(677)
Ending balance (in shares) at Dec. 31, 2021		141,592,388					141,593,000
Ending balance at Dec. 31, 2021		$ 377,556					$ 25			$ 706,713			$ (676)			$ (328,506)

[1]	Shares outstanding for all periods reflect the adjustment for the Exchange Ratio as a result of the Business Combination. Shares issued and outstanding as of December 31, 2021 excludes 738,000 shares subject to vesting requirements. See Note 1, Description of Business.
[2]	Excludes 738,000 shares subject to vesting requirements. See Note 1, Description of Business.